Segments	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segments	Segment reporting
30  Segments
ING Group’s segments are based on the internal reporting structure by lines of business.
The Executive Board of ING Group and the Management Board Banking (together the Chief Operating
Decision Maker (CODM)) set the performance targets, approve and monitor the budgets prepared by the business lines. Business lines formulate strategic, commercial, and financial plans in conformity with the strategy and performance targets set by the CODM.
Recognition and measurement of segment results are in line with the accounting policies as described in
Note 1 'Basis of preparation and material accounting policy information'. The results for the period for each reportable segment are after intercompany and intersegment eliminations and are those reviewed by the
CODM to assess performance of the segments. Corporate expenses are allocated to business lines based on time spent by head office personnel, the relative number of staff, or on the basis of income, expenses and/or assets of the segment.
The following table specifies the segments by line of business and main sources of income of each of the segments:

Specification of the main sources of income of each of the segments by line of business
Segments by line of business	Main source of income
Retail Netherlands (Market Leaders)
Income from retail and private banking activities in the Netherlands, including the Business Banking segments. The main products offered are current and savings accounts, business lending, mortgages and other consumer lending.

Retail Belgium (Market Leaders)	Income from retail and private banking activities in Belgium and Luxembourg, including the Business Banking segments. The main products offered are similar to those in the Netherlands.
Retail Germany (Challengers and Growth Markets)	Income from retail and private banking activities in Germany, including the Business Banking segments. The main products offered are similar to those in the Netherlands.
Retail Other (Challengers and Growth Markets)	Income from retail banking activities in the rest of the world, including the Business Banking segments in specific geographies. The main products offered are similar to those in the Netherlands.
Wholesale Banking	Income from wholesale banking activities. The main products are: lending, payments & cash management, working capital solutions, trade finance, financial markets, corporate finance and treasury.

Specification of geographical split of the segments
Geographical split of the segments	Main countries
The Netherlands
Belgium	Including Luxembourg
Germany [1,4]
Other Challengers [1,2,4]	Australia, Italy, Spain and Portugal
Growth Markets [2,3,4]	Poland, Romania and Türkiye
Wholesale Banking Rest of World [4]	UK, Ireland & Middle East, Americas, Asia and other countries in Europe
Other [3]	Corporate Line
1 Retail Banking Austria (included in Germany) and Retail Banking Czech Republic (included in Other Challengers) up to and including
  2021, after which ING left the retail markets.
2 In 2022, ING discontinued its retail activities in France and the Philippines.
3 In 2023, there was a change in the governance over the Asian stakes, which resulted in their transfer from Retail Banking Growth
    Markets to Other (Corporate Line). Comparatives have been adjusted.
4 As from 2023, Wholesale Banking in France as well as Wholesale Banking in the Philippines are recorded in Wholesale Banking Rest of
  World. Previously these financials were reported in Other Challengers and Growth Markets respectively. Comparatives have been adjusted. As from 2022, Wholesale Banking Austria as well as Wholesale Banking Czech Republic are recorded in Wholesale Banking
    Rest of World. Previously these financials were reported in Germany and Other Challengers respectively.
ING Group monitors and evaluates the performance of ING Group at a consolidated level and by segment.
The Executive Board and the Management Board Banking consider this to be relevant to an understanding of the Group’s financial performance, because it allows investors to understand the primary method used by management to evaluate the Group’s operating performance and make decisions about allocating resources.
In addition, ING Group believes that the presentation of results in accordance with IFRS-EU helps investors compare its segment performance on a meaningful basis by highlighting result before tax attributable to ongoing operations and the profitability of the segment businesses. IFRS-EU result is derived by including the impact of the IFRS-EU ‘IAS 39 carve out’ adjustment.
The IFRS-EU ‘IAS 39 carve-out’ adjustment relates to fair value portfolio hedge accounting strategies for the mortgage and savings portfolios in the Benelux, Germany and Other Challengers that are not eligible under
IFRS-IASB. As no hedge accounting is applied to these mortgage and savings portfolios under IFRS-IASB, the fair value changes of the derivatives are not offset by fair value changes of the hedge items (mortgages and savings).
The segment reporting in the annual report on Form 20-F has been prepared in accordance with
International Financial Reporting Standards as issued by the EU (IFRS-EU) and reconciled to International
Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS-IASB) for
consistency with the other financial information contained in this report. The difference between the accounting standards is reflected in the Wholesale Banking segment, and in the geographical split of the segments in the Netherlands, Belgium, Germany and Other Challengers.
Reference is made to Note 1 'Basis of preparation and material accounting policy information' for a reconciliation between IFRS-EU and IFRS-IASB. Corporate expenses are allocated to business lines based on time spent by head office personnel, the relative number of staff, or on the basis of income, expenses and/or assets of the segment.
ING Group reconciles the total segment results to the total result using Corporate Line. The Corporate Line reflects capital management activities, as ING Group applies a system of capital charging for its banking operations in order to create a comparable basis for the results of business units globally, irrespective of the business units’ book equity and the currency they operate in.
As from 2022, results in the Corporate Line have been impacted by the application of hyperinflation accounting in the consolidation of our subsidiary in Türkiye (IAS 29).
Following a change in governance, the Asian stakes (our investments in Bank of Beijing and TMBThanachart
Bank (TTB)) are reported in Corporate Line as of 2023 (with a profit before tax of €185 million), whereas previously they were reported in Retail Other. Comparable data have been adjusted accordingly.
Furthermore, Corporate Line includes certain other income and expenses that are not allocated to the banking businesses.
Total income for Corporate Line in 2023 amounted to EUR 450 million compared with EUR 84 million in 2022.
This included a hyperinflation accounting impact of EUR -179 million in 2023 versus EUR -279 million in
2022. Excluding hyperinflation accounting impact, total income rose by EUR 266 million, mainly attributable to higher income from Treasury activities and because 2022 had included EUR -165 million impact for impairments on our stake in TTB.
Operating expenses for Corporate Line were EUR 542 million, 1.3% up from EUR 535 million in 2022.
Expenses in 2023 included a hyperinflation impact of EUR 48 million and EUR 51 million that was provisioned, while 2022 had included a hyperinflation impact of EUR 30 million and a EUR 32 million impairment loss related to the goodwill allocated to Türkiye.
The information presented in this note is in line with the information presented to the Executive Board of
ING Group and Management Board Banking.
This note does not provide information on the types of products and services from which each reportable segment derives its revenues, as this is not reported internally and is therefore not readily available.

Reconciliation between IFRS-IASB and IFRS-EU income, expense and net result
12 month period	2023					2022					2021
in EUR million	Income	Expenses	Taxation	Non- controlling interests	Net result [1]	Income	Expenses	Taxation	Non- controlling interests	Net result[1]	Income	Expenses	Taxation	Non- controlling interests	Net result[1]
Net result IFRS-IASB attributable to equity holder of the parent	18,121	12,084	1,662	235	4,140	30,418	13,060	5,130	102	12,126	20,093	11,708	2,306	128	5,951

Remove impact of:
Adjustment of the EU 'IAS 39 carve out' [2]	4,455		1,308		3,147	-11,856		-3,405		-8,451	-1,603		-429		-1,174
Result IFRS-EU [2]	22,575	12,084	2,970	235	7,287	18,561	13,060	1,725	102	3,674	18,490	11,708	1,877	128	4,776
1Net result, after tax and non-controlling interests.
2ING prepares the Form 20-F in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the IFRS-EU result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.

ING Group Total
12 month period	2023			2022			2021
	ING Bank	Other	Total ING Group	ING Bank	Other	Total ING Group	ING Bank	Other	Total ING Group
Income
– Net interest income	15,809	166	15,976	13,745	11	13,756	13,615		13,615
– Net fee and commission income	3,586	9	3,595	3,586		3,586	3,517		3,517
– Total investment and other income	3,006	-1	3,005	1,215	4	1,219	1,354	5	1,359
Total income	22,401	174	22,575	18,546	16	18,561	18,485	5	18,490

Expenditure
– Operating expenses	11,563	1	11,564	11,193	6	11,199	11,195	-3	11,192
– Addition to loan loss provisions	520		520	1,861		1,861	516		516
Total expenses	12,083	1	12,084	13,053	6	13,060	11,711	-3	11,708

Result before taxation	10,318	173	10,492	5,493	9	5,502	6,774	8	6,782
Taxation	2,926	44	2,970	1,723	2	1,725	1,876	1	1,877
Non-controlling interests	235		235	102		102	128		128
Net result IFRS-EU	7,157	129	7,287	3,667	7	3,674	4,770	7	4,776
Adjustment of the EU 'IAS 39 carve out'	-3,147		-3,147	8,451		8,451	1,174		1,174
Net result IFRS-IASB	4,010	129	4,140	12,119	7	12,126	5,944	7	5,951

Segments by line of business
12 month period	2023							2022							2021
in EUR million	Retail Nether- lands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total	Retail Nether- lands	Retail Belgium	Retail Germany	Retail Other [1,2]	Wholesale Banking	Corporate Line [1]	Total	Retail Nether- lands	Retail Belgium	Retail Germany [3]	Retail Other [1,2,3]	Wholesale Banking	Corporate Line [1]	Total
Income
– Net interest income	3,096	2,063	2,862	3,437	4,028	489	15,976	2,888	1,668	1,666	2,725	4,260	550	13,756	3,290	1,747	1,447	2,709	4,151	270	13,615
– Net fee and commission income	959	502	357	519	1,259	-1	3,595	892	511	437	535	1,217	-6	3,586	771	519	497	530	1,197	3	3,517
– Total investment and other income	945	117	-67	277	1,771	-38	3,005	417	-32	69	377	849	-460	1,219	201	209	65	202	568	114	1,359
Total income	5,001	2,683	3,152	4,233	7,057	450	22,575	4,196	2,147	2,172	3,637	6,325	84	18,561	4,262	2,475	2,009	3,441	5,916	387	18,490

Expenditure
– Operating expenses	2,135	1,852	1,243	2,479	3,313	542	11,564	2,115	1,786	1,140	2,509	3,114	535	11,199	2,403	1,667	1,174	2,442	2,926	580	11,192
– Addition to loan loss provisions	5	169	119	313	-92	5	520	67	139	131	302	1,220	2	1,861	-76	225	49	202	117		516
Total expenses	2,140	2,022	1,362	2,792	3,222	547	12,084	2,182	1,924	1,271	2,812	4,334	537	13,060	2,326	1,892	1,223	2,644	3,042	580	11,708

Result before taxation	2,861	661	1,790	1,441	3,836	-97	10,492	2,014	223	901	825	1,991	-453	5,502	1,936	583	786	797	2,874	-193	6,782
Taxation	740	182	631	359	900	158	2,970	540	72	202	254	581	76	1,725	499	146	252	209	703	68	1,877
Non-controlling interests	0	0	0	174	61	0	235	0	0	3	47	52	1	102	0	0	4	98	26	0	128
Net result IFRS-EU	2,121	479	1,159	908	2,875	-255	7,287	1,474	151	696	525	1,358	-530	3,674	1,437	437	529	490	2,144	-261	4,776
Adjustment of the EU 'IAS 39 carve out'					-3,147		-3,147					8,451		8,451					1,174		1,174
Net result IFRS-IASB	2,121	479	1,159	908	-272	-255	4,140	1,474	151	696	525	9,810	-530	12,126	1,437	437	529	490	3,318	-261	5,951
1 In 2023, there was a change in the governance over the Asian stakes, which resulted in their transfer from Retail Other to Corporate Line. Historical figures have been adjusted.
2 In 2022, ING discontinued its retail activities in France and the Philippines.
3 In 2021, ING exited from the retail banking markets in Austria and the Czech Republic.

Geographical split of the segments
12 month period	2023								2022								2021
in EUR million	Nether- lands	Belgium	Ger- many	Other Challen gers	Growth markets	Wholesale Banking Rest of World	Other	Total	Nether- lands	Belgium	Ger- many	Other Challen gers [1,3]	Growth markets [1,2,3]	Wholesale Banking Rest of World [1]	Other [2]	Total	Nether- lands	Belgium	Ger- many [4]	Other Challen gers [1,3,4]	Growth markets [1,2,3]	Wholesale Banking Rest of World [1]	Other [2]	Total
– Net interest income	3,773	2,712	3,375	2,121	1,961	1,548	486	15,976	3,782	2,065	2,126	1,842	1,462	1,933	546	13,756	4,068	2,109	1,938	1,679	1,528	2,021	271	13,615
– Net fee and commission income	1,239	715	400	285	384	573	-1	3,595	1,171	714	494	290	375	548	-6	3,586	1,070	717	523	300	351	553	3	3,517
– Total investment and other income	1,627	145	-81	21	487	829	-25	3,005	577	-14	94	182	386	449	-455	1,219	314	265	118	64	289	196	113	1,359
Total income	6,639	3,573	3,694	2,427	2,833	2,950	460	22,575	5,531	2,765	2,714	2,314	2,223	2,930	84	18,561	5,452	3,092	2,578	2,043	2,168	2,770	387	18,490

Expenditure
– Operating expenses	3,065	2,195	1,437	1,320	1,495	1,509	544	11,564	3,001	2,120	1,318	1,380	1,426	1,418	536	11,199	3,279	1,960	1,339	1,449	1,254	1,332	580	11,192
– Addition to loan loss provisions	-111	139	35	166	189	96	5	520	181	230	460	140	230	618	2	1,861	28	184	118	84	110	-8		516
Total expenses	2,954	2,334	1,472	1,486	1,683	1,605	549	12,084	3,182	2,350	1,778	1,519	1,657	2,036	538	13,060	3,307	2,143	1,457	1,533	1,363	1,324	580	11,708

Result before taxation	3,685	1,239	2,222	941	1,149	1,345	-89	10,492	2,349	415	936	795	567	894	-454	5,502	2,145	948	1,121	511	804	1,446	-193	6,782
Retail Banking	2,861	661	1,790	649	792			6,753	2,014	223	901	547	278			3,964	1,936	583	786	206	590			4,101
Wholesale Banking	824	577	432	292	357	1,345	8	3,836	335	192	34	248	288	894		1,991	209	365	336	304	214	1,446		2,874
Corporate Line							-97	-97							-453	-453							-193	-193
Result before taxation	3,685	1,239	2,222	941	1,149	1,345	-89	10,492	2,349	415	936	795	567	894	-454	5,502	2,145	948	1,121	511	804	1,446	-193	6,782
Taxation	909	349	723	282	225	335	148	2,970	658	114	297	258	153	186	60	1,725	556	240	358	156	174	326	67	1,877
Non-controlling interests					234			235			3		98		1	102			4		124			128
Net result IFRS-EU	2,776	889	1,499	659	690	1,011	-237	7,287	1,691	301	636	537	316	708	-515	3,674	1,589	708	759	355	506	1,120	-260	4,776
Adjustment of the EU 'IAS 39 carve out'	-277	-1,012	-1,825	-9		-23		-3,147	2,818	1,570	3,911	15		137		8,451	723	47	390			14		1,174
Net result IFRS-IASB	2,499	-123	-326	649	690	988	-237	4,140	4,510	1,871	4,547	552	316	845	-515	12,126	2,312	755	1,149	355	506	1,134	-260	5,951
1As from 2023, Wholesale Banking in France as well as Wholesale Banking in the Philippines are recorded in Wholesale Banking Rest of World. Previously the financials of Wholesale Banking in France and Wholesale Banking in the Philippines were reported in Other Challengers and Growth Markets respectively. Historical figures have been adjusted.
2In 2023, there was a change in the governance over the Asian stakes, which resulted in their transfer form Growth Markets to Other (Corporate Line). Historical figures have been adjusted.
3In 2022, ING discontinued its retail activities in France and the Philippines.
44 In 2021, ING exited from the retail banking markets in Austria (included in Germany) and the Czech Republic (included in Other Challengers).